Jun. 30, 2016

GMO TRUST

Amended and Restated Supplement dated December 27, 2016 to the
GMO Trust Multi-Class Prospectus, dated June 30, 2016

This supplement amends and restates the supplement dated October 11, 2016 to the GMO Trust Multi-Class Prospectus, dated June 30, 2016 (the “Prospectus”).

GMO Debt Opportunities Fund

With respect to GMO Debt Opportunities Fund (the “Fund”), the Board of Trustees of GMO Trust (the “Trust”) has approved: (1) a change in the Fund’s name to “GMO Opportunistic Income Fund”; (2) the elimination of the following “name policy” from the Fund’s principal investment strategies: “Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments”; and (3) a change in the Fund’s investment objective from “positive total return” to “capital appreciation and current income.” These changes (including the elimination of the name policy) will become effective as of January 1, 2017 (the “Effective Date”).

At in-person meetings held in September and December 2016, the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), considered, and in December 2016 approved, a new management contract between the Trust, on behalf of the Fund, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) effective as of the Effective Date (the “New Management Contract”), which provides that the Fund shall pay GMO an annual management fee equal to 0.40% of the Fund’s average daily net assets. Shareholders of the Fund approved the New Management Contract at a special meeting of the shareholders held on December 21, 2016.

As of the Effective Date, the sections appearing on pages 102-105 of the Prospectus captioned “Investment objective,” “Shareholder fees,” “Annual Fund operating expenses,” “Example,” “Principal investment strategies” and “Average Annual Total Returns” relating to the Fund are replaced with the following:

GMO Opportunistic Income Fund

Investment objective

Capital appreciation and current income.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%

Annual Fund operating expenses

(expenses that you bear each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.40%[1,2]	0.40%[1,2]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.59%	0.50%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual fund operating expenses after expense reimbursement/waiver	0.55%	0.46%

[1] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2017, and may not be terminated prior to that date without the action or consent of the Fund’s Board of Trustees.

[2] The amount has been restated to reflect current management fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$138	$270	$413	$833	$96	$224	$364	$771
Class VI	$129	$241	$364	$724	$87	$196	$315	$662

Principal investment strategies

The Fund invests primarily in securitized credit securities. Securitized credit securities include commercial mortgage-backed securities, asset-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized mortgage obligations. These securities may be fixed rate or adjustable rate securities. Agency mortgage-backed securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation. The Fund also may invest in other fixed-income instruments, which include bonds, debt instruments and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

The Fund also may invest in the following: interest-only, principal-only, or inverse floating rate debt; mortgage dollar rolls; securities on a when-issued, delayed delivery or forward commitment basis through the “to-be-announced” market; mortgage loans; securities of any maturity or duration with fixed, floating, or variable rates; collateralized loan obligations, which are backed by a pool of corporate debt; securities of other investment companies (including other GMO Funds) that invest primarily in fixed income securities; corporate debt securities of any quality and maturity, including high-yield securities (also known as “junk bonds”); and securities that are not rated by any rating agencies.

The Fund’s allocation of its assets into various asset classes within the fixed income market will depend on the views of GMO as to the best value relative to what is currently available in the market. In managing the Fund’s portfolio, GMO typically analyzes a variety of factors including, among others, maturity, yield and ratings information, opportunities for price appreciation, collateral quality, credit support, structure and market conditions. GMO may cause the Fund to sell investments if it determines that any of these factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. GMO attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values, and seeks to limit risk of principal loss by causing the Fund to invest in securities or other instruments that it considers undervalued. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

From time to time, the Fund may have some direct or indirect exposure to equities. The Fund may invest in securities of companies of any market capitalization.

The Fund also may invest in exchange-traded and over-the-counter derivatives, including swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps and interest rate swaps), reverse repurchase agreements, and repurchase agreements. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore be subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds. The Fund may, but is not required to, hedge part or all of its net foreign currency exposure into U.S. dollars.

Average Annual Total Returns*,†

Periods Ending December 31, 2015

	1 Year	5 Years	10 Years	Incept.
Class VI				10/3/11
Return Before Taxes	0.86%	N/A	N/A	5.29%
Return After Taxes on Distributions	0.12%	N/A	N/A	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	0.49%	N/A	N/A	3.71%
Barclays U.S. Securitized Index (reflects no deduction for fees, expenses, or taxes) [a]	1.47%	N/A	N/A	2.29%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes) [b]	0.41%	N/A	N/A	0.50%

* The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into the Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. Performance of the Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund immediately following the merger). For information regarding GMO Short-Duration Collateral Fund’s performance history, please see page 236 of this Prospectus. From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund” and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Fund’s investment objective changed from “positive total return” to “capital appreciation and current income” and, in conjunction with a change in the Fund’s name from “GMO Debt Opportunities Fund” to “GMO Opportunistic Income Fund,” the Fund eliminated its name policy that required the Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Fund’s investment management fee increased from 0.25% to 0.40% of the Fund’s average daily net assets. Performance of the Fund for periods prior to January 1, 2017 reflects the Fund’s annual operating expenses during those periods, and would have been lower if the current management fee were in effect.

† On December 21, 2015 GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.

[a] Fund’s benchmark effective January 1, 2017.

[b] Effective January 1, 2017, the Fund changed its benchmark from the J.P. Morgan U.S. 3 Month Cash Index to the Barclays U.S. Securitized Index because GMO believes the Barclays U.S. Securitized Index is more representative of the Fund’s investment strategy.

GMO Emerging Markets Fund

As of the Effective Date, GMO has contractually agreed to reduce the GMO Emerging Market Fund’s management fee to an annual rate of 0.65% of the Fund’s average daily net asset value for the one year period beginning January 1, 2017. This waiver will continue through at least January 1, 2018.

As of the Effective Date, the sections appearing on page 69 of the Prospectus captioned “Shareholder fees,” “Annual Fund operating expenses” and “Example” relating to GMO Emerging Markets Fund are replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%[1]	0.80%[1]	0.80%[1]	0.80%[1]	0.80%

Annual Fund operating expenses

(expenses that you bear each year as a percentage of the value of your investment)

	Class II		Class III	Class IV	Class V	Class VI
Management fee	0.75%[2]		0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]
Shareholder service fee	0.22%[2]		0.15%[2]	0.105%[2]	0.085%[2]	0.055%[2]
Other expenses	0.14%		0.15%	0.14%	0.15%	0.15%
Acquired fund fees and expenses (underlying fund expenses)	0.02	%3	0.02%[3]	0.02%[3]	0.02%[3]	0.02%[3]
Total annual fund operating expenses	1.13%		1.07%	1.02%	1.01%	0.98%
Expense reimbursement/waiver	(0.13%)[2]		(0.11%)[2]	(0.11%)[2]	(0.14%)[2]	(0.14%)[2]
Total annual fund operating expenses after expense reimbursement/waiver
(Fund and underlying fund expenses)	1.00%		0.96%	0.91%	0.87%	0.84%

[1] Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

[2] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares. This reimbursement and waiver will continue through at least June 30, 2017, and may not be terminated prior to that date without the action or consent of the Fund’s Board of Trustees. GMO has also contractually agreed to waive the management fee charged to each class of shares of the Fund by 0.10%, from 0.75% to 0.65%. This management fee waiver will continue through at least January 1, 2018, and may not be terminated prior to that date without the action or consent of the Fund’s Board of Trustees.

[3] These indirect expenses include commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.01 % and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class II	$264	$513	$781	$1,548	$181	$423	$685	$1,432
Class III	$260	$496	$751	$1,482	$177	$407	$655	$1,365
Class IV	$255	$481	$725	$1,425	$172	$391	$628	$1,308
Class V	$251	$475	$717	$1,411	$168	$385	$620	$1,294
Class VI	$248	$465	$701	$1,377	$165	$376	$604	$1,259